Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Subsequent Event [Member]	Mar. 04, 2021 shares
Class of Stock [Line Items]
Common Shares	301,877,555
Stock options	6,968,787
Total number of shares outstanding	308,846,342